Schedule of Investments (unaudited)
June 30, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
ATI, Inc.(a)(b)	4,597,533	$ 396,950,999
BWX Technologies, Inc.	2,977,554	428,946,429
Curtiss-Wright Corp.(b)	1,228,327	600,099,156
Hexcel Corp.	2,622,975	148,171,858
Woodward, Inc.	1,939,222	475,283,920
		2,049,452,362
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,728,515	181,578,680
Automobile Components — 0.8%
Autoliv, Inc.	2,318,165	259,402,663
Gentex Corp.	7,325,628	161,090,560
Goodyear Tire & Rubber Co. (The)(a)(b)	9,310,164	96,546,401
Lear Corp.	1,743,045	165,554,414
Visteon Corp.(a)(b)	887,628	82,815,692
		765,409,730
Automobiles — 0.3%
Harley-Davidson, Inc.	3,563,059	84,088,193
Thor Industries, Inc.	1,734,009	153,997,339
		238,085,532
Banks — 6.6%
Associated Banc-Corp	5,329,529	129,987,212
Bank OZK	3,442,794	162,017,886
Cadence Bank	4,826,225	154,342,675
Columbia Banking System, Inc.	6,849,758	160,147,342
Comerica, Inc.	4,282,304	255,439,434
Commerce Bancshares, Inc.	3,957,986	246,067,990
Cullen/Frost Bankers, Inc.	2,095,246	269,322,921
East West Bancorp, Inc.	4,491,788	453,580,752
First Financial Bankshares, Inc.	4,195,413	150,950,960
First Horizon Corp.	16,531,103	350,459,384
Flagstar Financial, Inc.(b)	9,874,017	104,664,580
FNB Corp.	11,724,949	170,949,756
Glacier Bancorp, Inc.	3,857,647	166,187,433
Hancock Whitney Corp.	2,792,185	160,271,419
Home BancShares, Inc.	5,988,991	170,446,684
International Bancshares Corp.	1,741,510	115,914,906
Old National Bancorp	10,609,553	226,407,861
Pinnacle Financial Partners, Inc.	2,505,395	276,620,662
Prosperity Bancshares, Inc.	3,105,012	218,096,043
SouthState Corp.	3,208,478	295,276,230
Synovus Financial Corp.	4,530,537	234,455,290
Texas Capital Bancshares, Inc.(a)(b)	1,495,998	118,782,241
UMB Financial Corp.	2,325,798	244,580,918
United Bankshares, Inc.	4,632,604	168,765,764
Valley National Bancorp	15,520,764	138,600,422
Webster Financial Corp.	5,482,720	299,356,512
Western Alliance Bancorp	3,552,527	277,026,055
Wintrust Financial Corp.	2,181,328	270,441,045
Zions Bancorp N.A.	4,809,461	249,803,404
		6,238,963,781
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A, NVS(a)(b)	268,253	51,185,355
Celsius Holdings, Inc.(a)(b)	5,124,027	237,703,613
Coca-Cola Consolidated, Inc.	1,911,214	213,387,043
		502,276,011
Biotechnology — 2.2%
BioMarin Pharmaceutical, Inc.(a)(b)	6,250,142	343,570,306
Cytokinetics, Inc.(a)(b)	3,891,773	128,584,180
Security	Shares	Value
Biotechnology (continued)
Exelixis, Inc.(a)(b)	8,887,796	$ 391,729,609
Halozyme Therapeutics, Inc.(a)(b)	4,015,410	208,881,628
Neurocrine Biosciences, Inc.(a)(b)	3,225,418	405,402,788
Roivant Sciences Ltd.(a)(b)	13,720,714	154,632,447
Sarepta Therapeutics, Inc.(a)(b)	3,202,485	54,762,493
United Therapeutics Corp.(a)(b)	1,470,073	422,425,477
		2,109,988,928
Broadline Retail — 0.4%
Macy’s, Inc.	9,077,773	105,846,833
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	2,000,961	263,686,641
		369,533,474
Building Products — 2.2%
AAON, Inc.(b)	2,200,964	162,321,095
Advanced Drainage Systems, Inc.(b)	2,300,727	264,261,503
Carlisle Cos., Inc.	1,406,414	525,154,988
Fortune Brands Innovations, Inc.	3,918,943	201,747,186
Owens Corning	2,771,888	381,190,038
Simpson Manufacturing Co., Inc.	1,363,591	211,779,318
Trex Co., Inc.(a)(b)	3,494,213	190,015,303
UFP Industries, Inc.	1,969,226	195,662,295
		2,132,131,726
Capital Markets — 3.8%
Affiliated Managers Group, Inc.(b)	926,432	182,294,025
Carlyle Group, Inc. (The)	6,944,099	356,926,689
Evercore, Inc., Class A	1,171,763	316,399,445
Federated Hermes, Inc., Class B, NVS	2,458,936	108,980,043
Hamilton Lane, Inc., Class A	1,417,783	201,495,320
Houlihan Lokey, Inc., Class A	1,753,087	315,468,006
Interactive Brokers Group, Inc., Class A	14,204,219	787,055,775
Janus Henderson Group PLC	4,111,393	159,686,504
Jefferies Financial Group, Inc.	5,309,719	290,388,532
Morningstar, Inc.	867,503	272,335,217
SEI Investments Co.	3,083,382	277,072,706
Stifel Financial Corp.	3,347,992	347,454,610
		3,615,556,872
Chemicals — 1.5%
Ashland, Inc.	1,488,998	74,866,819
Avient Corp.	2,982,812	96,374,656
Axalta Coating Systems Ltd.(a)	7,123,056	211,483,533
Cabot Corp.	1,752,798	131,459,850
NewMarket Corp.	246,165	170,065,552
Olin Corp.	3,757,894	75,496,090
RPM International, Inc.	4,185,369	459,720,931
Scotts Miracle-Gro Co. (The)	1,410,573	93,041,395
Westlake Corp.	1,085,353	82,410,853
		1,394,919,679
Commercial Services & Supplies — 1.8%
Brink’s Co. (The)	1,368,634	122,205,330
Clean Harbors, Inc.(a)	1,641,395	379,457,696
MSA Safety, Inc.	1,280,853	214,581,303
RB Global, Inc.(b)	6,035,564	640,916,541
Tetra Tech, Inc.	8,587,797	308,817,180
		1,665,978,050
Communications Equipment — 0.6%
Ciena Corp.(a)(b)	4,632,683	376,776,108
Lumentum Holdings, Inc.(a)(b)	2,261,784	215,005,187
		591,781,295
Construction & Engineering — 3.3%
AECOM	4,311,771	486,626,475

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
API Group Corp.(a)(b)	7,939,774	$ 405,325,463
Comfort Systems U.S.A., Inc.	1,147,119	615,096,679
EMCOR Group, Inc.	1,458,656	780,220,508
Fluor Corp.(a)	5,366,591	275,145,120
MasTec, Inc.(a)(b)	1,997,532	340,439,379
Valmont Industries, Inc.	654,077	213,601,926
		3,116,455,550
Construction Materials — 0.4%
Eagle Materials, Inc.(b)	1,084,783	219,245,492
Knife River Corp.(a)(b)	1,846,367	150,737,402
		369,982,894
Consumer Finance — 0.8%
Ally Financial, Inc.	9,009,994	350,939,266
FirstCash Holdings, Inc.	1,258,815	170,116,259
SLM Corp.	6,839,420	224,264,582
		745,320,107
Consumer Staples Distribution & Retail — 3.3%
Albertsons Cos., Inc., Class A	13,135,281	282,539,894
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,303,625	464,059,884
Casey’s General Stores, Inc.	1,209,679	617,262,904
Maplebear, Inc.(a)(b)	5,353,441	242,189,671
Performance Food Group Co.(a)(b)	5,087,143	444,972,398
Sprouts Farmers Market, Inc.(a)(b)	3,189,319	525,089,480
U.S. Foods Holding Corp.(a)(b)	7,539,904	580,648,007
		3,156,762,238
Containers & Packaging — 1.3%
AptarGroup, Inc.	2,152,361	336,693,831
Crown Holdings, Inc.	3,749,990	386,173,970
Graphic Packaging Holding Co.	9,833,223	207,186,009
Greif, Inc., Class A, NVS	850,702	55,287,123
Silgan Holdings, Inc.	2,649,730	143,562,372
Sonoco Products Co.	3,213,988	140,001,317
		1,268,904,622
Diversified Consumer Services — 1.5%
Duolingo, Inc., Class A(a)(b)	1,279,522	524,629,611
Graham Holdings Co., Class B	110,641	104,685,195
Grand Canyon Education, Inc.(a)	911,509	172,275,201
H&R Block, Inc.	4,362,672	239,467,066
Service Corp. International	4,639,501	377,655,381
		1,418,712,454
Diversified REITs — 0.5%
WP Carey, Inc.	7,136,606	445,181,482
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(a)	7,258,618	264,213,695
Iridium Communications, Inc.	3,531,380	106,541,735
		370,755,430
Electric Utilities — 1.0%
ALLETE, Inc.	1,887,088	120,905,728
IDACORP, Inc.	1,760,308	203,227,559
OGE Energy Corp.	6,560,756	291,166,351
Portland General Electric Co.	3,568,662	144,994,737
TXNM Energy, Inc.	3,019,412	170,053,284
		930,347,659
Electrical Equipment — 1.6%
Acuity, Inc.	997,391	297,561,631
EnerSys	1,284,985	110,213,163
NEXTracker, Inc., Class A(a)(b)	4,683,032	254,616,450
nVent Electric PLC	5,365,642	393,033,277
Security	Shares	Value
Electrical Equipment (continued)
Regal Rexnord Corp.	2,161,624	$ 313,349,015
Sensata Technologies Holding PLC	4,767,090	143,537,080
		1,512,310,616
Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics, Inc.(a)(b)	1,691,221	215,512,292
Avnet, Inc.	2,732,663	145,049,752
Belden, Inc.(b)	1,287,091	149,045,138
Cognex Corp.	5,470,152	173,513,221
Coherent Corp.(a)(b)	5,065,971	451,935,273
Crane NXT Co.	1,607,599	86,649,586
Fabrinet(a)(b)	1,167,776	344,120,232
Flex Ltd.(a)(b)	12,485,596	623,280,952
IPG Photonics Corp.(a)(b)	861,767	59,160,305
Littelfuse, Inc.	805,572	182,647,340
Novanta, Inc.(a)(b)	1,172,205	151,132,391
TD SYNNEX Corp.	2,434,229	330,324,875
Vontier Corp.	4,823,096	177,972,242
		3,090,343,599
Energy Equipment & Services — 0.5%
ChampionX Corp.	6,238,298	154,959,322
NOV, Inc.	12,244,122	152,194,436
Valaris Ltd.(a)(b)	2,130,944	89,734,052
Weatherford International PLC	2,363,563	118,910,855
		515,798,665
Entertainment — 0.1%
Warner Music Group Corp., Class A	4,754,035	129,499,913
Financial Services — 1.8%
Equitable Holdings, Inc.	8,185,440	459,203,184
Essent Group Ltd.	3,304,761	200,698,136
Euronet Worldwide, Inc.(a)(b)	1,324,688	134,296,869
MGIC Investment Corp.	7,737,297	215,406,349
Shift4 Payments, Inc., Class A(a)(b)	2,198,910	217,933,970
Voya Financial, Inc.	3,138,330	222,821,430
Western Union Co. (The)	9,622,013	81,017,349
WEX, Inc.(a)(b)	1,115,970	163,924,833
		1,695,302,120
Food Products — 1.0%
Darling Ingredients, Inc.(a)	5,156,766	195,647,702
Flowers Foods, Inc.	6,398,685	102,250,986
Ingredion, Inc.	2,095,949	284,252,604
Marzetti Co. (The)	628,986	108,669,911
Pilgrim’s Pride Corp.	1,313,753	59,092,610
Post Holdings, Inc.(a)(b)	1,470,731	160,353,801
		910,267,614
Gas Utilities — 1.1%
National Fuel Gas Co.	2,944,661	249,442,233
New Jersey Resources Corp.	3,271,275	146,618,546
ONE Gas, Inc.	1,952,957	140,339,490
Southwest Gas Holdings, Inc.	1,968,498	146,436,566
Spire, Inc.	1,923,174	140,372,470
UGI Corp.	6,987,960	254,501,503
		1,077,710,808
Ground Transportation — 1.5%
Avis Budget Group, Inc.(a)	550,526	93,066,420
Knight-Swift Transportation Holdings, Inc.	5,281,367	233,594,862
Landstar System, Inc.	1,138,797	158,315,559
Ryder System, Inc.	1,347,335	214,226,265

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Saia, Inc.(a)(b)	867,944	$ 237,807,977
XPO, Inc.(a)(b)	3,839,467	484,886,288
		1,421,897,371
Health Care Equipment & Supplies — 1.5%
DENTSPLY SIRONA, Inc.	6,494,324	103,129,865
Envista Holdings Corp.(a)(b)	5,522,990	107,919,225
Globus Medical, Inc., Class A(a)(b)	3,682,402	217,335,366
Haemonetics Corp.(a)(b)	1,637,294	122,158,505
Lantheus Holdings, Inc.(a)(b)	2,255,992	184,675,505
LivaNova PLC(a)(b)	1,776,840	79,993,337
Masimo Corp.(a)(b)	1,466,465	246,688,742
Penumbra, Inc.(a)(b)	1,262,136	323,901,962
		1,385,802,507
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)(b)	2,999,856	68,066,733
Amedisys, Inc.(a)(b)	1,067,364	105,017,944
Chemed Corp.(b)	476,720	232,129,270
Encompass Health Corp.	3,285,086	402,850,096
Ensign Group, Inc. (The)	1,859,755	286,885,806
HealthEquity, Inc.(a)(b)	2,823,056	295,743,346
Hims & Hers Health, Inc., Class A(a)(b)	6,390,473	318,565,079
Option Care Health, Inc.(a)(b)	5,336,039	173,314,547
Tenet Healthcare Corp.(a)	3,027,178	532,783,328
		2,415,356,149
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	11,459,794	181,752,333
Omega Healthcare Investors, Inc.	9,431,610	345,668,507
Sabra Health Care REIT, Inc.	7,753,592	142,976,236
		670,397,076
Health Care Technology — 0.3%
Doximity, Inc., Class A(a)(b)	4,350,434	266,855,622
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,513,821	66,636,389
Hotels, Restaurants & Leisure — 3.4%
Aramark	8,541,090	357,615,438
Boyd Gaming Corp.	1,989,508	155,639,211
Cava Group, Inc.(a)(b)	2,676,023	225,401,417
Choice Hotels International, Inc.(b)	719,841	91,333,426
Churchill Downs, Inc.	2,354,083	237,762,383
Hilton Grand Vacations, Inc.(a)(b)	1,881,809	78,151,528
Hyatt Hotels Corp., Class A(b)	1,366,765	190,868,732
Light & Wonder, Inc., Class A(a)(b)	2,749,955	264,710,668
Marriott Vacations Worldwide Corp.	1,034,613	74,812,866
Planet Fitness, Inc., Class A(a)(b)	2,733,636	298,103,006
Texas Roadhouse, Inc.	2,162,092	405,197,662
Travel + Leisure Co.	2,164,236	111,696,220
Vail Resorts, Inc.	1,216,844	191,202,698
Wendy’s Co. (The)	5,256,252	60,026,398
Wingstop, Inc.(b)	909,345	306,212,835
Wyndham Hotels & Resorts, Inc.	2,509,419	203,789,917
		3,252,524,405
Household Durables — 1.7%
KB Home	2,337,617	123,823,573
Somnigroup International, Inc.(b)	6,729,943	457,972,621
Taylor Morrison Home Corp., Class A(a)(b)	3,270,638	200,882,586
Toll Brothers, Inc.	3,240,710	369,862,232
TopBuild Corp.(a)(b)	926,161	299,835,362
Whirlpool Corp.	1,812,174	183,790,687
		1,636,167,061
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	1,878,005	$ 157,301,699
Industrial REITs — 1.0%
EastGroup Properties, Inc.	1,709,071	285,619,945
First Industrial Realty Trust, Inc.	4,314,405	207,652,313
Rexford Industrial Realty, Inc.	7,695,511	273,729,326
STAG Industrial, Inc.	6,081,253	220,627,859
		987,629,443
Insurance — 4.5%
American Financial Group, Inc.	2,340,911	295,446,377
Brighthouse Financial, Inc.(a)	1,870,793	100,592,540
CNO Financial Group, Inc.	3,230,635	124,637,898
Fidelity National Financial, Inc., Class A	8,503,158	476,687,037
First American Financial Corp.	3,353,627	205,879,162
Hanover Insurance Group, Inc. (The)	1,170,596	198,849,143
Kemper Corp.	1,960,282	126,516,600
Kinsale Capital Group, Inc.(b)	721,687	349,224,339
Old Republic International Corp.	7,410,848	284,872,997
Primerica, Inc.	1,070,774	293,038,721
Reinsurance Group of America, Inc.	2,153,834	427,234,512
RenaissanceRe Holdings Ltd.(b)	1,585,516	385,121,836
RLI Corp.	2,721,444	196,542,686
Ryan Specialty Holdings, Inc., Class A	3,508,235	238,524,898
Selective Insurance Group, Inc.	1,980,380	171,599,927
Unum Group	5,227,954	422,209,565
		4,296,978,238
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(a)(b)	8,467,323	85,689,309
IT Services — 1.0%
ASGN, Inc.(a)(b)	1,426,229	71,211,614
Kyndryl Holdings, Inc.(a)(b)	7,583,672	318,210,877
Okta, Inc., Class A(a)(b)	5,447,897	544,626,263
		934,048,754
Leisure Products — 0.5%
Brunswick Corp.	2,140,878	118,262,101
Mattel, Inc.(a)(b)	10,523,617	207,525,727
Polaris, Inc.	1,721,458	69,977,268
YETI Holdings, Inc.(a)(b)	2,698,700	85,063,024
		480,828,120
Life Sciences Tools & Services — 1.7%
Avantor, Inc.(a)(b)	22,208,342	298,924,283
Bio-Rad Laboratories, Inc., Class A(a)(b)	606,081	146,259,467
Bruker Corp.	3,604,661	148,512,033
Illumina, Inc.(a)(b)	5,159,153	492,234,788
Medpace Holdings, Inc.(a)(b)	768,030	241,053,896
Repligen Corp.(a)(b)	1,702,829	211,797,871
Sotera Health Co.(a)(b)	4,995,680	55,551,962
		1,594,334,300
Machinery — 5.2%
AGCO Corp.	2,017,456	208,120,761
Chart Industries, Inc.(a)(b)	1,464,318	241,099,959
CNH Industrial NV	28,503,934	369,410,985
Crane Co.	1,592,821	302,460,780
Donaldson Co., Inc.	3,895,209	270,132,744
Esab Corp.(b)	1,856,926	223,852,429
Flowserve Corp.	4,262,443	223,138,891
Graco, Inc.	5,446,981	468,276,956
ITT, Inc.	2,564,867	402,248,091
Lincoln Electric Holdings, Inc.	1,819,462	377,210,862
Middleby Corp. (The)(a)(b)	1,743,318	251,037,792

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Mueller Industries, Inc.	3,606,143	$ 286,580,184
Oshkosh Corp.	2,098,002	238,207,147
RBC Bearings, Inc.(a)(b)	1,021,600	393,111,680
Terex Corp.	2,136,179	99,738,197
Timken Co. (The)	2,074,907	150,534,503
Toro Co. (The)	3,254,104	230,000,071
Watts Water Technologies, Inc., Class A	893,612	219,730,255
		4,954,892,287
Marine Transportation — 0.2%
Kirby Corp.(a)(b)	1,828,309	207,348,524
Media — 0.6%
EchoStar Corp., Class A(a)(b)	4,372,658	121,122,627
New York Times Co. (The), Class A	5,284,050	295,801,119
Nexstar Media Group, Inc., Class A	923,528	159,724,167
		576,647,913
Metals & Mining — 2.0%
Alcoa Corp.	8,437,303	248,984,811
Carpenter Technology Corp.(b)	1,622,334	448,380,671
Cleveland-Cliffs, Inc.(a)(b)	15,796,876	120,056,258
Commercial Metals Co.	3,684,850	180,226,013
Reliance, Inc.	1,713,880	537,986,932
Royal Gold, Inc.	2,145,001	381,466,978
		1,917,101,663
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	19,720,323	371,136,479
Starwood Property Trust, Inc.	10,508,698	210,909,569
		582,046,048
Multi-Utilities — 0.2%
Black Hills Corp.	2,362,861	132,556,502
Northwestern Energy Group, Inc.	2,000,460	102,623,598
		235,180,100
Office REITs — 0.6%
COPT Defense Properties	3,670,746	101,239,175
Cousins Properties, Inc.	5,471,687	164,314,760
Kilroy Realty Corp.	3,468,998	119,021,321
Vornado Realty Trust	5,442,487	208,120,703
		592,695,959
Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.	10,931,373	207,149,518
Antero Resources Corp.(a)	9,513,060	383,186,057
Chord Energy Corp.	1,881,986	182,270,344
Civitas Resources, Inc.	2,775,488	76,381,430
CNX Resources Corp.(a)(b)	4,716,048	158,836,497
DT Midstream, Inc.	3,310,945	363,905,965
HF Sinclair Corp.	5,218,681	214,383,415
Matador Resources Co.	3,794,344	181,066,096
Murphy Oil Corp.	4,371,588	98,360,730
Ovintiv, Inc.	8,467,518	322,189,060
PBF Energy, Inc., Class A	3,203,234	69,414,081
Permian Resources Corp., Class A	20,784,682	283,087,369
Range Resources Corp.	7,788,365	316,752,804
Viper Energy, Inc., Class A	4,272,166	162,897,689
		3,019,881,055
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	2,019,662	173,670,735
Security	Shares	Value
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)(b)	3,955,845	$ 195,735,210
American Airlines Group, Inc.(a)(b)	21,494,003	241,162,714
		436,897,924
Personal Care Products — 0.6%
BellRing Brands, Inc.(a)(b)	4,138,460	239,740,988
Coty, Inc., Class A(a)(b)	11,940,194	55,521,902
elf Beauty, Inc.(a)(b)	1,837,875	228,705,165
		523,968,055
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(a)(b)	2,008,367	213,127,906
Perrigo Co. PLC	4,479,982	119,705,119
		332,833,025
Professional Services — 2.3%
CACI International, Inc., Class A(a)(b)	716,719	341,659,947
Concentrix Corp.	1,502,335	79,405,916
ExlService Holdings, Inc.(a)(b)	5,302,343	232,189,600
Exponent, Inc.	1,654,016	123,571,535
FTI Consulting, Inc.(a)(b)	1,097,389	177,228,324
Genpact Ltd.	5,243,365	230,760,494
Insperity, Inc.	1,164,846	70,030,542
KBR, Inc.	4,227,710	202,676,417
ManpowerGroup, Inc.	1,507,143	60,888,577
Maximus, Inc.	1,836,439	128,918,018
Parsons Corp.(a)(b)	1,532,406	109,980,779
Paylocity Holding Corp.(a)(b)	1,403,974	254,386,049
Science Applications International Corp.	1,537,043	173,086,412
		2,184,782,610
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	1,547,159	395,732,329
Residential REITs — 0.9%
American Homes 4 Rent, Class A	10,357,128	373,581,607
Equity LifeStyle Properties, Inc.	6,231,064	384,269,717
Independence Realty Trust, Inc.	7,605,332	134,538,323
		892,389,647
Retail REITs — 1.0%
Agree Realty Corp.	3,578,681	261,458,434
Brixmor Property Group, Inc.	9,974,704	259,741,292
Kite Realty Group Trust	7,162,967	162,241,203
NNN REIT, Inc.	6,125,474	264,497,967
		947,938,896
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(a)(b)	4,260,568	145,668,820
Amkor Technology, Inc.	3,703,892	77,744,693
Cirrus Logic, Inc.(a)(b)	1,731,766	180,545,264
Entegris, Inc.(b)	4,934,260	397,948,069
Lattice Semiconductor Corp.(a)(b)	4,481,623	219,554,711
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,939,608	277,926,430
MKS, Inc.	2,186,291	217,229,874
Onto Innovation, Inc.(a)	1,592,658	160,746,972
Power Integrations, Inc.	1,837,573	102,720,331
Rambus, Inc.(a)(b)	3,500,254	224,086,261
Silicon Laboratories, Inc.(a)(b)	1,061,402	156,408,199
Synaptics, Inc.(a)(b)	1,256,067	81,418,263
Universal Display Corp.	1,440,321	222,471,981
		2,464,469,868
Software — 3.6%
Appfolio, Inc., Class A(a)(b)	751,518	173,059,565
BILL Holdings, Inc.(a)	3,088,745	142,885,344

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Blackbaud, Inc.(a)(b)	1,227,191	$ 78,797,934
Commvault Systems, Inc.(a)(b)	1,438,064	250,697,697
Docusign, Inc.(a)(b)	6,599,676	514,048,764
Dolby Laboratories, Inc., Class A	2,001,059	148,598,641
Dropbox, Inc., Class A(a)(b)	6,394,004	182,868,514
Dynatrace, Inc.(a)(b)	9,771,151	539,465,247
Guidewire Software, Inc.(a)(b)	2,733,780	643,668,501
Manhattan Associates, Inc.(a)(b)	1,978,705	390,734,876
Pegasystems, Inc.(b)	2,900,128	156,983,929
Qualys, Inc.(a)(b)	1,184,672	169,254,089
		3,391,063,101
Specialized REITs — 1.6%
CubeSmart	7,429,154	315,739,045
EPR Properties	2,478,857	144,418,209
Gaming & Leisure Properties, Inc.	8,957,058	418,115,467
Lamar Advertising Co., Class A	2,866,967	347,935,115
National Storage Affiliates Trust	2,292,918	73,350,447
PotlatchDeltic Corp.	2,332,151	89,484,634
Rayonier, Inc.	4,570,378	101,370,984
		1,490,413,901
Specialty Retail — 3.7%
Abercrombie & Fitch Co., Class A(a)(b)	1,552,392	128,615,677
AutoNation, Inc.(a)(b)	810,870	161,079,326
Bath & Body Works, Inc.	6,942,030	207,983,219
Burlington Stores, Inc.(a)(b)	2,052,898	477,586,191
Chewy, Inc., Class A(a)(b)	7,150,600	304,758,572
Dick’s Sporting Goods, Inc.	1,840,871	364,142,693
Five Below, Inc.(a)(b)	1,794,271	235,372,470
Floor & Decor Holdings, Inc., Class A(a)(b)	3,507,001	266,391,796
GameStop Corp., Class A(a)(b)	13,265,880	323,554,813
Gap, Inc. (The)	7,241,586	157,938,991
Lithia Motors, Inc., Class A	848,253	286,556,828
Murphy U.S.A., Inc.(b)	586,034	238,398,631
Penske Automotive Group, Inc.	604,719	103,896,771
RH(a)(b)	494,343	93,435,770
Valvoline, Inc.(a)(b)	4,142,713	156,884,541
		3,506,596,289
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A(a)(b)	10,128,727	583,212,101
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)(b)	3,842,813	68,017,790
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	998,984	$ 61,017,943
Crocs, Inc.(a)(b)	1,827,254	185,064,285
PVH Corp.(b)	1,563,952	107,287,107
Skechers U.S.A., Inc., Class A(a)(b)	4,246,181	267,934,021
Under Armour, Inc., Class A(a)(b)	6,166,906	42,119,968
Under Armour, Inc., Class C, NVS(a)(b)	4,166,079	27,037,853
VF Corp.	10,790,641	126,790,032
		885,268,999
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	1,241,005	288,471,612
Core & Main, Inc., Class A(a)(b)	6,175,091	372,666,742
GATX Corp.	1,163,355	178,644,794
MSC Industrial Direct Co., Inc., Class A	1,452,972	123,531,680
Watsco, Inc.	1,136,944	502,097,209
WESCO International, Inc.	1,447,441	268,066,073
		1,733,478,110
Water Utilities — 0.3%
Essential Utilities, Inc.	8,405,554	312,182,276
Total Long-Term Investments — 99.7% (Cost: $79,053,908,372)		94,602,449,749
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	5,011,247,675	5,013,252,174
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	215,093,374	215,093,374
Total Short-Term Securities — 5.5% (Cost: $5,226,380,962)		5,228,345,548
Total Investments — 105.2% (Cost: $84,280,289,334)		99,830,795,297
Liabilities in Excess of Other Assets — (5.2)%		(4,913,337,012)
Net Assets — 100.0%		$ 94,917,458,285

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Mid-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,933,875,204	$ 1,079,666,131 (a)	$ —	$ (98,955)	$ (190,206)	$ 5,013,252,174	5,011,247,675	$ 2,230,876 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	396,535,059	—	(181,441,685)(a)	—	—	215,093,374	215,093,374	2,960,189	—
				$ (98,955)	$ (190,206)	$ 5,228,345,548		$ 5,191,065	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	498	09/19/25	$ 155,650	$ 2,540,438
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Cadence Bank	Goldman Sachs Bank USA	USD	15,173,352	08/19/26	0.40%	1D FEDL01	Monthly	$ 892,056
Cadence Bank	HSBC Bank PLC		7,576,728	02/09/28	0.40%	1D OBFR01	Monthly	226,936
Cadence Bank	JPMorgan Chase Bank NA		16,195,401	02/09/26	0.40%	1D OBFR01	Monthly	588,119
Equitable Holdings, Inc.	Goldman Sachs Bank USA		28,364,595	08/18/26	0.40%	1D FEDL01	Monthly	1,634,375
Equitable Holdings, Inc.	HSBC Bank PLC		39,918,775	02/09/28	0.40%	1D OBFR01	Monthly	1,111,699
Equitable Holdings, Inc.	JPMorgan Chase Bank NA		24,291,757	02/09/26	0.40%	1D OBFR01	Monthly	676,502
Western Union Co. (The)	Goldman Sachs Bank USA		3,308,917	08/18/26	0.40%	1D FEDL01	Monthly	(85,463)
Western Union Co. (The)	JPMorgan Chase Bank NA		7,591,671	02/09/26	0.40%	1D OBFR01	Monthly	(703,538)
Total long positions of equity swaps								4,340,686
Net dividends and financing fees								(41,037)
Total equity swap contracts including dividends and financing fees								$ 4,299,649

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Mid-Cap ETF
Fair Value Hierarchy as of Period End (continued)
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 94,602,449,749	$ —	$ —	$ 94,602,449,749
Short-Term Securities
Money Market Funds	5,228,345,548	—	—	5,228,345,548
	$ 99,830,795,297	$ —	$ —	$ 99,830,795,297
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,540,438	$ 5,129,687	$ —	$ 7,670,125
Liabilities
Equity Contracts	—	(830,038)	—	(830,038)
	$ 2,540,438	$ 4,299,649	$ —	$ 6,840,087

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust